ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2021 ¥ / shares	Jun. 30, 2021 USD ($)
ORDINARY SHARES
Issuance of ordinary shares | ¥					¥ 249,000	¥ 5,057,760
Par value (in dollars per share) | $ / shares							$ 0.0001			$ 0.0001
Proceeds from ordinary shares issued | ¥						3,451,921
Value of shares repurchased						¥ 401,566	$ 60,145	¥ 968,409
Share repurchase (in shares) | shares						34,137,780	34,137,780
Stock Repurchase Program, Authorized Amount		$ 70,000,000
2022 share repurchase program, Period in force		12 months
2022 share repurchase program, Weighted average price of shares repurchased | (per share)						¥ 12.13	$ 1.76
Share subscription agreement
ORDINARY SHARES
Issuance of ordinary shares				$ 800,000
Issuance of ordinary shares (in shares) | shares	18,927,876		109,215,017
Proceeds from ordinary shares issued			$ 546,000
BCA valuation			$ 254,000
Strategic resources valuation	$ 36,000
Percentage of Company's issued and outstanding shares held	53.90%			52.00%
Number of shares agreed to issue and sell | shares				109,215,017
Term of years	3 years
2021 Share Repurchase Program
ORDINARY SHARES
Value of shares repurchased								¥ 968,409	$ 150,000
Share repurchase (in shares) | shares								28,099,564	28,099,564
Weighted average price per share of shares repurchased | (per share)									$ 5.34		¥ 34.03
Stock Repurchase Program, Authorized Amount												$ 150,000